Acquisitions (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities Assumed - Acquisition of DC [Member]	Dec. 01, 2022 USD ($)
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed [Abstract]
Carrying value of convertible debt	$ 5,603,529
Total	5,603,529
Assets acquired and liabilities assumed
Cash and cash equivalents	594,907
Accounts receivable	313,450
Inventory	32,716
Prepaid	43,591
Property and equipment	36,747
ROU	577,821
Intangible assets	4,479,627
Goodwill	1,811,917
Total assets	7,890,776
Accounts payable	213,212
Deferred revenue	537,674
Lease liabilities	577,821
Deferred income tax liabilities	958,540
Total liabilities	2,287,247
Net assets acquired	$ 5,603,529